COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Legal Matters

Carebourn Capital, L.P. v. DarkPulse, Inc.

On or about January 29, 2021, Carebourn Capital, L.P. (“Carebourn”) commenced an action against the Company in Minnesota State Court. Carebourn alleged that the Company was in breach of certain securities purchase agreements and convertible promissory notes sold to Carebourn on or about July 17, 2018 and July 24, 2018.

On or about August 31, 2021, the Company answered Carebourn’s complaint and interposed affirmative defenses, including that Carebourn was an unregistered “dealer,” as such term is defined in the Securities Exchange Act of 1934 (“Exchange Act”) and, therefore, all contracts between the parties arising from or related to the securities purchase agreements and convertible promissory notes sold to Carebourn on or about July 17, 2018 and July 24, 2018 were void pursuant to the Exchange Act. The Company also asserted counterclaims against Carebourn under the Minnesota Securities Act.

On or about April 21, 2023, the State Court ruled in the Company’s favor on its motion for partial summary judgment on its Exchange Act defense, holding that (i) Carebourn is a “dealer” under the Exchange Act in violation of the mandatory registration requirement imposed thereby, and (ii) all contracts between the parties are void.

On or about November 17, 2023, the State Court ruled in the Company’s favor on its motion for summary judgment on its Minnesota Securities Act counterclaims against Carebourn and awarded damages for Carebourn’s violation of Minn. Stat. § 80A.76(d) in the amount of $124,012.91, attorney’s fees in the amount of $239,923.33 and costs in the amount of $23,757.24 (or a total award in the amount of $387,693.48).

As of the date hereof, the final judgment remains unsatisfied by Carebourn. DarkPulse intends to continue to exercise all legal rights and remedies available to it to collect the amounts awarded should Carebourn fail to voluntarily pay the same.

More Capital, LLC v. DarkPulse, Inc. et al

On or about June 29, 2021, More Capital, LLC (“More”) commenced an action against the Company in Minnesota State Court. More alleged that the Company was in breach of a certain securities purchase agreement and convertible promissory note sold to More on or about August 20, 2018.

On or about September 3, 2021, the Company answered More’s complaint and interposed affirmative defenses, including that More was an unregistered “dealer,” as such term is defined in the Securities Exchange Act of 1934 (“Exchange Act”) and, therefore, all contracts between the parties arising from or related to the securities purchase agreement and convertible promissory note sold to More on or about August 20, 2018 were void pursuant to the Exchange Act. The Company also asserted counterclaims against More under the Minnesota Securities Act.

On or about December 11, 2023, the Minnesota State Court ruled in the Company’s favor on its motion for summary judgment on its (a) Exchange Act defense, holding that (1) More is a “dealer” under the Exchange Act in violation of the mandatory registration requirement imposed thereby, and (ii) all contracts between the parties are void, and (b) Minnesota Securities Act counterclaims against More and awarded damages for More’s violation of Minn. Stat. § 80A.76(d) in the amount of $300,809.39, attorney’s fees in the amount of $110,029.00 and costs in the amount of $210.25 (or a total award in the amount of $412,048.64).

As of the date hereof, the final judgment remains unsatisfied by More. DarkPulse intends to continue to exercise all legal rights and remedies available to it to collect the amounts awarded should More fail to voluntarily pay the same.

Carebourn Capital et al v. Standard Registrar and Transfer et al

On or about May 20, 2022, the Carebourn Capital, L.P. (“Carebourn”) and More Capital, LLC (“More,” and together with Carebourn, the “Noteholders”) commenced an action against the Company, certain members of the Company’s executive team and board of directors and Standard Registrar and Transfer Company, Inc., the Company’s transfer agent, in the United States District Court for the District of Utah. The Noteholders’ complaint alleged various causes of action arising from certain securities purchase agreements and convertible promissory notes the Company sold to the Noteholders.

On or about November 1, 2023, the Noteholders moved to dismiss the action.

On or about November 2, 2023, the Company moved for sanctions against the Noteholders and their counsel of record.

On or about December 4, 2023, the Court entered an order granting dismissal of the Noteholders’ claims with prejudice. The Court acknowledged that notwithstanding its dismissal of the Noteholders’ claims, the Court continues to retain jurisdiction over the Noteholders because of DarkPulse’s pending motion for sanctions against the Noteholders and their attorneys.

On September 10, 2024, the Court entered an order granting in part the Company’s motion for sanctions against the Noteholders and their counsel of record.

On July 15, 2025, the Court entered an order ordering the Noteholders and their counsel to pay the sum of $70,840 to the Company.

On September 30, 2025, the Court entered Final Judgment in this matter.

On April 24, 2026, the Company filed an Ex Parte Motion for Supplemental Proceedings to aid its collection of the monetary relief awarded in the Final Judgment. Later that same day, the Court entered an order scheduling a virtual hearing for May 14, 2026.

On May 14, 2026, the Court held the virtual hearing. Neither counsel nor any other representative appeared for the Noteholders. Later that same day, the Court entered an order providing that the Company could file a Motion to Enforce the Order for Supplemental Proceedings with a request for either a finding of contempt, bench warrant, or both, against the Noteholders.

On May 18, 2026, the Company filed its Motion to Enforce the Order for Supplemental Proceedings and, therein, made a request for a finding of contempt and issuance of a bench warrant against the Noteholders.

As of the date hereof, the Noteholders and their counsel have not paid the awarded amount to the Company. DarkPulse intends to continue to exercise all legal rights and remedies available to it to collect the amounts awarded.

DarkPulse, Inc. v. FirstFire Global Opportunities Fund, LLC, and Eli Fireman

On or about December 31, 2021, the Company commenced an action against FirstFire Global Opportunities Fund, LLC (“FirstFire”) and its control person, Eli Fireman (“Fireman,” and together with FirstFire, the “FirstFire Defendants”), in the United States District Court for the Southern District of New York.

On or about May 5, 2022, the Company amended its complaint against the FirstFire Defendants. The amended complaint alleges that the FirstFire Defendants were liable to the Company for rescission of certain convertible promissory notes and transitions effected thereunder and damages pursuant to the Racketeer Influenced and Corrupt Organizations Act (“RICO”).

On or about January 17, 2023, the Court granted the FirstFire Defendants’ motion to dismiss the Company’s operative pleading. Later on the same day, the Company appealed the Court’s decision to the United States Court of Appeals for the Second Circuit (“Second Circuit”).

On March 28, 2024, the Second Circuit issued its decision and found that the District Court (a) properly found that the Delaware forum-selection clause was enforceable but, thereafter, (b) improperly made a ruling on the merits of the Company’s claims for relief. As a result, the Second Circuit affirmed the District Court’s decision in part, vacated in part and remanded the case back to the District Court for transferring to the United States District Court for the District of Delaware.

On September 30, 2025, the Delaware Court granted the FirstFire Defendants’ Motion to Dismiss.

On October 14, 2025, the Company filed a Motion for Reconsideration of the Delaware Court’s September 30th decision.

As of the date hereof, the Delaware Court has not ruled on DarkPulse’s Motion for Reconsideration. The Company remains committed to actively litigating its claims for relief against the FirstFire Defendants.

DarkPulse, Inc., et al v. Crown Bridge Partners, LLC, et al

On or about September 23, 2022, the Company, Social Life Network, Inc. and Redhawk Holdings Corp. commenced an action against Crown Bridge Partners, LLC (“Crown Bridge”) and its control persons, Soheil Ahdoot and Sepas Ahdoot (collectively, the “Crown Bridge Defendants”) in the United States District Court for the Southern District of New York. The complaint alleges that the Crown Bridge Defendants are liable to each of the plaintiffs for damages pursuant to the Racketeer Influenced and Corrupt Organizations Act (“RICO”).

On or about September 29, 2023, the Court granted the Crown Bridge Defendants’ motion to dismiss the plaintiffs’ complaint.

On October 23, 2023, the plaintiffs appealed the Court’s decision to the United States Court of Appeals for the Second Circuit (“Second Circuit”).

On August 19, 2024, the Second Circuit issued its decision and found that the District Court erred when granting the Crown Bridge Defendants’ motion to dismiss. As a result, the Second Circuit vacated the District Court’s decision and remanded the case back to the District Court for further proceedings consistent with its decision.

On July 16, 2024, the parties submitted final briefing on their respective motions for summary judgment and/or dismissal on the choice-of-law issues to the Court.

On March 12, 2026, the Court issued an order ruling in the Company’s favor on the motions for summary judgment on the choice-of-law issues.

On March 26, 2026, the Company filed a Motion for Reconsideration of certain findings made by the Court in its March 12th order that it disagreed with.

As of the date hereof, the Court has not issued a ruling on the March 26th Motion for Reconsideration. The Company remains committed to actively litigating its claims for relief against the Crown Bridge Defendants.